Discontinued Operations (Details) - Financial results of the discontinued operations (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Mar. 26, 2013
Financial results of the discontinued operations [Abstract]
Revenues	$ 3,000	$ 18,000	$ 41,000	$ 92,000
Cost of revenues	13,000	16,000	63,000	66,000
Gross profit	(10,000)	2,000	(22,000)	26,000
General and administrative expenses	(2,000)	(15,000)	(55,000)	(81,000)
Operating loss	(12,000)	(13,000)	(77,000)	(55,000)
Interest expense, net	(18,000)	(62,000)	(154,000)	(165,000)
Asset impairment and loss on sale of division			(5,000)	(224,000)
Loss from discontinued operations	1,022,000	(82,000)	(236,000)	(444,000)
Loss per share discontinued operations – basic and diluted (in Dollars per share)	$ 0.04	$ (0.02)	$ (0.02)	$ (0.16)
Prepaids and other assets				25,000
Property and equipment, net			734,000	1,470,000	734,000
Other assets			1,000	8,000
Total assets associated with discontinued operations			735,000	1,503,000
Current liabilities			1,767,000	2,445,000
Long-term liabilities			3,000	16,000
Total liabilities associated with discontinued operations			$ 1,767,000	$ 2,445,000